Stockholders' Equity - Series of Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Series A convertible preferred stock
Class of Stock [Line Items]
Shares Authorized	10,699,533
Shares Issued and Outstanding	3,566,509
Aggregate Liquidation Preference	$ 2,156
Proceeds, Net of Issuance Costs	2,081
Series B convertible preferred stock
Class of Stock [Line Items]
Shares Authorized	16,442,307
Shares Issued and Outstanding	5,480,768
Aggregate Liquidation Preference	5,700
Proceeds, Net of Issuance Costs	5,668
Series C convertible preferred stock
Class of Stock [Line Items]
Shares Authorized	10,030,761
Shares Issued and Outstanding	3,343,586
Aggregate Liquidation Preference	10,750
Proceeds, Net of Issuance Costs	9,958
Series D convertible preferred stock
Class of Stock [Line Items]
Shares Authorized	5,725,000
Shares Issued and Outstanding	1,770,581
Aggregate Liquidation Preference	15,003
Proceeds, Net of Issuance Costs	14,904
Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	42,897,601
Shares Issued and Outstanding	14,161,444
Aggregate Liquidation Preference	33,609
Proceeds, Net of Issuance Costs	$ 32,611